Related Party Disclosures - Transactions with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Disclosures
Research and development expenses	€ 175,618	€ 144,558	€ 90,345
Convertible loans
Related Party Disclosures
Beginning of the year		99,235
Proceeds from convertible loans		1,007
Fair value changes of convertible loans		(6,337)
Interest expenses (not paid)		3,400
Subscribed capital		(7)
Contribution to capital reserves		(97,298)
End of the year			€ 99,235
Azul Warrants		13,030
Research and development expenses	€ 1,323	€ 347